LEASES (Tables)	12 Months Ended
Mar. 31, 2025
LEASES
Schedule of non-cancellable lease contract
Description of the lease	Lease term
Office premises	2 to 3 years

Schedule of operating leases right-of-use assets and lease liabilities
	As of March 31,	As of March 31,
	2025	2024
Right-of-use assets	$101,588	$-
Right-of-use assets - accumulated amortization	-	-
Right-of-use assets, net	$101,588	$-

	As of March 31,	As of March 31,
	2025	2024
Lease liabilities, current	$101,588	$-
Lease liabilities, non-current	-	-
Total operating lease liabilities	$101,588	$-

Schedule of weighted average remaining lease terms and discount rates
	As of March 31,	As of March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.46	-
Weighted average discount rate	7.5%	-

Schedule of Future Minimum Rental Payments for Operating Leases
Operating lease payment	As of March 31, 2025
Within one year	106,105
One to three years	-
Total future minimum lease payments	$106,105
Less: imputed interest	(4,517)
Total	101,588